Restructuring And Other Items (Tables)	3 Months Ended
Mar. 31, 2013
Recognized Restructuring and Other Items	Restructuring and other items recognized comprise:
	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)

Restructuring charges	$4,412	$-
Total	$4,412	$-

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,903	509	$4,412
Cash payments	(2,120)	-	(2,120)
Foreign exchange movement	(9)	-	(9)

Provision at March 31, 2013	$1,774	$509	$2,283

Prior Period Restructuring Charges
Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)

Provision at December 31, 2012	$360	$426	$786

Cash payments	(157)	(341)	(498)

Provision at March 31, 2013	$203	$85	$288